Prepaid Expenses and Other (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid royalties	$ 175	$ 175	$ 200
Deposits for inventory	1,078	883	857
Other	1,567	262	484
Prepaid expenses and other	$ 2,820	$ 1,320	$ 1,541